Consolidated Statements of Equity (USD $)	Total	Preferred Stock	Common Stock	Capital in Excess of Par Value	Treasury Stock	Cumulative Net Income	Cumulative Dividends	Accumulated Other Comprehensive Income	Other Equity	Noncontrolling Interests
Balances at beginning of period at Dec. 31, 2009	$ 3,807,451,000	$ 288,683,000	$ 123,385,000	$ 3,900,666,000	$ (7,619,000)	$ 1,547,669,000	$ (2,057,658,000)	$ (2,891,000)	$ 4,804,000	$ 10,412,000
Comprehensive income:
Net income (loss)	128,884,000					128,527,000				357,000
Other comprehensive income	(8,208,000)							(8,208,000)
Total comprehensive Income	120,676,000
Contributions by noncontrolling interests	166,421,000			43,640,000						122,781,000
Distributions to noncontrolling interests	(3,301,000)									(3,301,000)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures	95,522,000		2,300,000	97,696,000	(3,733,000)				(741,000)
Net proceeds from sale of common stock	905,386,000		21,131,000	884,255,000
Net proceeds from issuance of preferred stock	0
Equity component of convertible debt	(9,689,000)			(9,689,000)
Equity consideration in business combinations	19,388,000	16,667,000		2,721,000
Redemption of preferred stock	(165,000)	(165,000)
Conversion of preferred stock	0	(13,518,000)	339,000	13,179,000
Option compensation expense	1,634,000								1,634,000
Cash dividends paid:
Common stock cash dividends	(348,578,000)						(348,578,000)
Preferred stock cash dividends	(21,645,000)						(21,645,000)
Balances at end of period at Dec. 31, 2010	4,733,100,000	291,667,000	147,155,000	4,932,468,000	(11,352,000)	1,676,196,000	(2,427,881,000)	(11,099,000)	5,697,000	130,249,000
Comprehensive income:
Net income (loss)	214,019,000					217,610,000				(3,591,000)
Other comprehensive income	(829,000)							(829,000)
Total comprehensive Income	213,190,000
Contributions by noncontrolling interests	71,829,000			6,468,000						65,361,000
Distributions to noncontrolling interests	(38,136,000)									(38,136,000)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures	138,207,000		2,895,000	138,989,000	(2,183,000)				(1,494,000)
Net proceeds from sale of common stock	2,006,351,000		42,249,000	1,964,102,000
Net proceeds from issuance of preferred stock	696,437,000	718,750,000		(22,313,000)
Option compensation expense	1,917,000								1,917,000
Cash dividends paid:
Common stock cash dividends	(483,746,000)						(483,746,000)
Preferred stock cash dividends	(60,502,000)						(60,502,000)
Balances at end of period at Dec. 31, 2011	7,278,647,000	1,010,417,000	192,299,000	7,019,714,000	(13,535,000)	1,893,806,000	(2,972,129,000)	(11,928,000)	6,120,000	153,883,000
Comprehensive income:
Net income (loss)	295,775,000					297,255,000				(1,480,000)
Other comprehensive income	900,000							900,000
Total comprehensive Income	296,675,000
Contributions by noncontrolling interests	90,156,000			222,000						89,934,000
Distributions to noncontrolling interests	(23,977,000)			(7,358,000)						(16,619,000)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures	145,739,000		2,658,000	149,955,000	(4,340,000)				(2,534,000)
Net proceeds from sale of common stock	3,446,932,000		64,400,000	3,382,532,000
Net proceeds from issuance of preferred stock	277,687,000	287,500,000		(9,813,000)
Equity component of convertible debt	3,275,000		1,039,000	2,236,000
Redemption of preferred stock	(275,040,000)	(275,000,000)		6,202,000		(6,242,000)
Option compensation expense	2,875,000								2,875,000
Cash dividends paid:
Common stock cash dividends	(653,321,000)						(653,321,000)
Preferred stock cash dividends	(69,129,000)						(69,129,000)
Balances at end of period at Dec. 31, 2012	$ 10,520,519,000	$ 1,022,917,000	$ 260,396,000	$ 10,543,690,000	$ (17,875,000)	$ 2,184,819,000	$ (3,694,579,000)	$ (11,028,000)	$ 6,461,000	$ 225,718,000